Investments in unconsolidated entities - Other long-term investments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Investments in unconsolidated entities
Total VIE Assets	$ 446,400,000	$ 346,800,000
Investments in unconsolidated entities
Investments in unconsolidated entities
Total VIE Assets	446,400,000	346,800,000
Equity method investments	0	0
Investments in unconsolidated entities | Equity method eligible unconsolidated entities, at fair value
Investments in unconsolidated entities
Total VIE Assets	219,000,000.0	151,900,000
Investments in unconsolidated entities | Other unconsolidated investments, at fair value
Investments in unconsolidated entities
Total VIE Assets	$ 227,400,000	$ 194,900,000